Accounts receivable	12 Months Ended
Mar. 26, 2016
Receivables [Abstract]
Accounts receivable
3.	Accounts receivable:

Accounts receivable, net of allowance for doubtful accounts, at March 26, 2016 and March 28, 2015 consist of the following:

	As of
	March 26, 2016	March 28, 2015
	(In thousands)

Customer trade receivables	$8,041	$5,384
Other receivables	2,252	2,312

	$10,293	$7,696

Included in customer trade receivables as of March 26, 2016 and March 28, 2015, was $0.3 million and $0.3 million, respectively, of net trade receivables on nonaccrual status.

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 30, 2013	$2,109
Reduction in provision recorded	(7)
Net write-offs	(296)

Balance March 29, 2014	1,806
Additional provision recorded	613
Net write-offs	(160)

Balance March 28, 2015	2,259
Additional provision recorded	190
Net write-offs	(294)

Balance March 26, 2016	$2,155

Certain sales plans relating to customers’ use of Mayors credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. These receivables, amounting to approximately $5.0 million and $4.1 million at March 26, 2016 and March 28, 2015, respectively, are included in customer trade receivables.